Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Net revenues:
Total net revenues	¥ 7,184,135	$ 1,011,864	¥ 6,940,828	¥ 7,237,004
Cost of revenues (including related party transactions of RMB68,639, RMB64,876 and RMB62,372 (US$8,785) for the years ended December 31, 2021, 2022 and 2023, respectively)	(1,411,881)	(198,859)	(1,235,173)	(1,047,892)
Gross profit	5,772,254	813,005	5,705,655	6,189,112
Operating expenses:
Sales and marketing expenses	(3,012,479)	(424,299)	(2,866,206)	(2,759,905)
General and administrative expenses (including provision for doubtful accounts of RMB53,294, RMB8,828 and RMB24,359 (US$-3,431) for the years ended December 31, 2021, 2022 and 2023, respectively)	(537,979)	(75,773)	(502,340)	(543,799)
Product development expenses	(1,348,472)	(189,928)	(1,417,094)	(1,398,037)
Total Operating expenses (including related party transactions of RMB108,955, RMB126,812 and RMB128,155 (US$18,050) for the years ended December 31, 2021, 2022 and 2023, respectively)	(4,898,930)	(690,000)	(4,785,640)	(4,701,741)
Other operating income, net	264,101	37,198	327,507	294,241
Operating profit	1,137,425	160,203	1,247,522	1,781,612
Interest and investment income, net (including related party transactions of RMB136,613, RMB143,848 and RMB202,304 (US$28,494) for the years ended December 31, 2021, 2022 and 2023, respectively)	831,006	117,045	565,090	395,245
Earnings/(loss) from equity method investments	29,133	4,103	(49,766)	301
Income before income taxes	1,997,564	281,351	1,762,846	2,177,158
Income tax (expense)/benefit	(72,155)	(10,163)	61,780	(34,006)
Net income	1,925,409	271,188	1,824,626	2,143,152
Net loss attributable to noncontrolling interests	9,901	1,395	30,548	105,633
Net income attributable to Autohome Inc.	1,935,310	272,583	1,855,174	2,248,785
Accretion of mezzanine equity	(153,294)	(21,591)	(137,610)	(411,792)
Accretion attributable to noncontrolling interests	98,071	13,813	89,612	311,573
Net income attributable to ordinary shareholders	¥ 1,880,087	$ 264,805	¥ 1,807,176	¥ 2,148,566
Earnings per share attributable to ordinary shareholders:
Basic | (per share)	¥ 3.84	$ 0.54	¥ 3.62	¥ 4.3
Diluted | (per share)	¥ 3.83	$ 0.54	¥ 3.62	¥ 4.29
Weighted average number of shares used to compute earnings per share attributable to common stockholders:
Basic	489,952,172	489,952,172	499,160,564	499,861,764
Diluted	491,252,460	491,252,460	499,666,792	500,481,540
Net income	¥ 1,925,409	$ 271,188	¥ 1,824,626	¥ 2,143,152
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Foreign currency translation adjustments	72,936	10,273	418,931	(106,893)
Comprehensive income	1,998,345	281,461	2,243,557	2,036,259
Comprehensive loss attributable to noncontrolling interests	9,956	1,402	31,165	100,326
Comprehensive income attributable to Autohome Inc.	¥ 2,008,301	$ 282,863	¥ 2,274,722	¥ 2,136,585
ADR [Member]
Earnings per share attributable to ordinary shareholders:
Basic | (per share)	¥ 15.35	$ 2.16	¥ 14.48	¥ 17.19
Diluted | (per share)	¥ 15.31	$ 2.16	¥ 14.47	¥ 17.17
Media Services [Member]
Net revenues:
Total net revenues	¥ 1,870,819	$ 263,499	¥ 1,963,289	¥ 2,011,446
Leads Generation Services [Member]
Net revenues:
Total net revenues	3,111,805	438,289	3,056,924	2,988,075
Online Marketplace And Other Service [Member]
Net revenues:
Total net revenues	¥ 2,201,511	$ 310,076	¥ 1,920,615	¥ 2,237,483